Income Taxes (Details) - Schedule of statutory federal income tax rate to the effective income tax rate	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Statutory Federal Income Tax Rate to the Effective Income Tax Rate [Abstract]
Statutory U.S. tax rate	21.00%	21.00%
State taxes, net of federal benefit	7.00%	7.00%
Equity-based compensation	(0.10%)	(3.30%)
Tax effects of pass-through entities		(16.40%)
Fair value adjustments on convertible debentures	(14.90%)
Other		0.10%
Valuation allowance	(13.00%)	(8.40%)
Effective tax rate